Income Taxes - Narrative (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Federal operating loss carryforwards and tax credit carryforwards	$ 25.4	$ 70.3
Provisional decrease related to effect of Tax Act rate decrease on deferred assets and liabilities	19.5
Federal
Operating Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	108.5
State of California
Operating Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	9.8
Research and Development Tax Credit Carryforward | Federal
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	1.8
Research and Development Tax Credit Carryforward | State of California
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 1.0